As filed with the Securities and Exchange Commission on September 4, 2007

Securities Act File No. 333-144966

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING GROWTH FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

September 10, 2007

Dear Shareholder:

The Board of Directors has called a Special Meeting of shareholders of ING Growth Fund (“Growth Fund”), which is scheduled for 10:00 a.m., Local time, on October 30, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Directors of Growth Fund has reviewed and recommends the proposed reorganization (the “Reorganization”) of Growth Fund with and into ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a member of the mutual fund group called the “ING Funds.”

If the Reorganization is approved by shareholders, you will become a shareholder of Opportunistic LargeCap Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of Growth Fund with an opportunity to participate in a larger fund whose primary investment objective is to seek capital appreciation.

You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying documents describe the proposed transaction and compare the strategies and expenses of each Fund for your evaluation.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF GROWTH FUND UNANIMOUSLY APPROVED THE PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than October 29, 2007.

Growth Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING GROWTH FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING Growth Fund

Scheduled for October 30, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Growth Fund (“Growth Fund”) is scheduled for October 30, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

At the Special Meeting, you will be asked to consider and approve the following proposals:

(1)           To approve an Agreement and Plan of Reorganization by and among Growth Fund and ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”), providing for the reorganization of Growth Fund with and into Opportunistic LargeCap Fund;

(2)           To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on August 8, 2007, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Growth Fund, or by voting in person at the Special Meeting.

By Order of the Board of Directors

Theresa K. Kelety

Secretary

September 10, 2007

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ING OPPORTUNISTIC LARGECAP FUND

PROXY STATEMENT/PROSPECTUS

September 10, 2007

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	5
Comparison of Investment Techniques and Principal Risks of Investing in the Funds	7
Comparison of Portfolio Characteristics	10
Comparison of Fund Performance	11
COMPARISON OF FEES AND EXPENSES	15
Management Fees	15
Sub-Adviser Fees	15
Administration Fees	15
Distribution and Service Fees	16
Expense Limitation Arrangements	16
Expense Tables	16
Contingent Deferred Sales Charge Waiver	17
Sale of Securities After Closing	20
Key Differences in Rights of the Shareholders of Growth Fund and Opportunistic LargeCap Fund	20
INFORMATION ABOUT THE REORGANIZATION	22
The Reorganization Agreement	22
Reasons for the Reorganization	22
Board Considerations	22
Tax Considerations	23
Expenses of the Reorganization	24
ADDITIONAL INFORMATION ABOUT THE FUNDS	24
Form of Organization	24
Adviser	24
Sub-Adviser	24
Distributor	24
Dividends and Other Distributions	25
Capitalization	25
GENERAL INFORMATION ABOUT THE PROXY STATEMENT	26
Solicitation of Proxies	26
Voting Rights	26
Other Matters to Come Before the Special Meeting	27
Shareholder Proposals	27

APPENDICES
Agreement and Plan of Reorganization	A-1
Additional Information Regarding ING Opportunistic LargeCap Fund	B-1
Security Ownership of Certain Beneficial and Record Owners	C-1

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PROXY STATEMENT/PROSPECTUS

ING Opportunistic LargeCap fund

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

September 10, 2007

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) is being furnished to you in connection with a Special Meeting of shareholders of ING Growth Fund (“Growth Fund”) to be held on October 30, 2007. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on the proposed reorganization (the “Reorganization”) of Growth Fund with and into ING Opportunistic LargeCap Fund (“Opportunistic LargeCap Fund”) (each, a “Fund” and collectively, the “Funds”).

Under an Agreement and Plan of Reorganization (the “Reorganization Agreement”), Growth Fund, with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, would transfer its assets to Opportunistic LargeCap Fund in exchange for shares of beneficial interest of Opportunistic LargeCap Fund and the assumption by Opportunistic LargeCap Fund of Growth Fund’s known liabilities as of the Closing Date (as defined below). Shares of Opportunistic LargeCap Fund would then be distributed to shareholders of Growth Fund so that each shareholder would receive a number of full and fractional shares of Opportunistic LargeCap Fund equal to the aggregate value of the number of shares of Growth Fund held by such shareholder. As a result of the Reorganization, Growth Fund will distribute shares of Opportunistic LargeCap Fund in liquidation of Growth Fund on November 10, 2007, or such other date as the parties may agree (“Closing Date”).

Because you, as a shareholder of Growth Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Opportunistic LargeCap Fund, this Proxy Statement also serves as a Prospectus for Opportunistic LargeCap Fund. Opportunistic LargeCap Fund is a non-diversified, open-end management investment company, which seeks capital appreciation.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated September 10, 2007, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, Class B and Class C Prospectus and the Class I Prospectus for Growth Fund, each dated September 30, 2006 and incorporated by reference (File No.: 33-41694); and the Class A, Class B and Class C Prospectus and the Class I Prospectus for Opportunistic LargeCap Fund, each dated September 30, 2006. Each Fund’s SAI, dated September 30, 2006, is incorporated herein by reference (for Growth Fund, File No.: 33-41694; for Opportunistic LargeCap Fund, File No.: 333-56881). Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The annual report for each Fund, dated May 31, 2007, and the semi-annual report for each Fund, dated November 30, 2006, are incorporated herein by reference.

For a copy of the current prospectuses, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180. You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the SAIs and annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, (“1940 Act”)and files reports, proxy materials and other information with the SEC. You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549.

1

The SEC has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

2

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A. Also, you should consult the Class A, Class B and Class C Prospectus and the Class I Prospectus, each dated September 30, 2006, for more information about Opportunistic LargeCap Fund.

The Proposed Reorganization

The Board of Directors of Growth Fund has approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Growth Fund to Opportunistic LargeCap Fund in exchange for shares of beneficial interest of Opportunistic LargeCap Fund;

•                  the assumption by Opportunistic LargeCap Fund of the liabilities of Growth Fund known as of the Closing Date (as described below);

•                  the distribution of shares of Opportunistic LargeCap Fund to the shareholders of Growth Fund; and

•                  the complete liquidation of Growth Fund.

Shares of Opportunistic LargeCap Fund would be distributed to shareholders of Growth Fund so that each shareholder would receive a number of full and fractional shares of Opportunistic LargeCap Fund equal to the aggregate value of shares of Growth Fund held by such shareholder.

As a result of the Reorganization, each owner of Class A, Class B, Class C and Class I shares of Growth Fund would become a shareholder of the corresponding class of shares of Opportunistic LargeCap Fund. The Reorganization is expected to be effective on November 10, 2007, or such other date as the parties may agree (as previously defined, the “Closing Date”). Each Class A, Class B, Class C and Class I shareholder of Growth Fund will hold, immediately after the Closing Date, shares of the corresponding class of Opportunistic LargeCap Fund having an aggregate value equal to the aggregate value of the shares of Growth Fund held by that shareholder as of the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  The investment objective of Opportunistic LargeCap Fund is to seek capital appreciation while Growth Fund seeks the growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential;

•                  Both Funds primarily invest in a blend of large capitalization U.S. companies;

•                  Both Funds are advised by ING Investments, LLC (the “Adviser” or “ING Investments”) and sub-advised by ING Investment Management Co. (the “Sub-Adviser” or “ING IM”);

•                  Growth Fund is the larger fund (approximately $49.3 million versus $7.1 million for Opportunistic LargeCap Fund as of May 31, 2007);

•                  Growth Fund, which commenced operations on April 15, 1994 (Class A), has a longer track record than Opportunistic LargeCap Fund, which commenced operations on December 28, 2005 (Class A);

•                  Opportunistic LargeCap Fund has experienced superior performance for the year-to-date and one-year period as of May 31, 2007;

•                  The Funds have substantially similar distribution and purchase options, exchange rights and redemption procedures;

•                  Each Fund is distributed by ING Funds Distributor, LLC (the “Distributor” or “IFD”);

•                  Certain holdings of Growth Fund that are transferred to Opportunistic LargeCap Fund in connection with the Reorganization may be sold shortly after the Reorganization; such sales would result in increased transaction costs and may result in the realization of taxable gains or losses by Opportunistic LargeCap Fund that may result in taxable distributions to shareholders of the combined fund, including prior shareholders of Growth Fund.

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•                  Although the gross expenses for each class will increase, the proposed Reorganization is expected to result in lower net operating expenses per share for all classes of shares of the disappearing Growth Fund; and

•                  the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Growth Fund nor its shareholders, nor Opportunistic LargeCap Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transfers of assets and shares under the Reorganization Agreement;

Prior to the Closing Date, Growth Fund will pay to its shareholders a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

The gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Class A, Class B, Class C and Class I shares of each Fund as of May 31, 2007, as adjusted per contractual changes, are as follows:

Gross Expenses Before the Reorganization

	Class A		Class B		Class C		Class I
Growth Fund	1.40%		2.15%		2.15%		1.15%
Opportunistic LargeCap Fund	3.97	%(1)	4.72	%(1)	4.72	%(1)	3.72	%(1)

Net Expenses Before the Reorganization (After Fee Waiver)

	Class A	Class B	Class C	Class I
Growth Fund	1.40%	2.15%	2.15%	1.15%
Opportunistic LargeCap Fund	1.25%	2.00%	2.00%	1.00%

After the Reorganization: Opportunistic LargeCap Fund Pro Forma

	Class A	Class B	Class C	Class I
Gross estimated expenses of Opportunistic LargeCap Fund	1.42%	2.17%	2.17%	1.17%
Net estimated expenses of Opportunistic LargeCap Fund	1.25%	2.00%	2.00%	1.00%

(1)             Included in gross expenses is approximately 1.80% of Offering and Organizational expense. This expense is non-recurring in nature and will only continue through October 1, 2007.

Approval of the Reorganization Agreement requires the affirmative vote, if a quorum is present, of a majority of the shares voted in person or by proxy. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

After careful consideration, the Board of DIRECTORs of GROWTH FUND And unanimously approved the proposed Reorganization. The Board recommends that you vote “FOR” the proposed Reorganization.

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Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Funds:

	Growth Fund	Opportunistic LargeCap Fund
Investment Objective	The Fund seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.	The Fund seeks capital appreciation. The Fund's investment objective is not fundamental and may be changed without shareholder vote.

Principal Investment Strategies

•      Under normal market conditions, the Fund invests primarily in common stocks and securities convertible into common stock of large U.S. companies. The Sub-Adviser defines large companies as companies that have a market capitalization of at least $3 billion at the time of purchase. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions.

•      In managing the Fund, the Sub-Adviser:

•      Emphasizes stocks of larger companies, although the Fund may invest in companies of any size.

•      Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in business momentum but whose perceived value is not reflected in the stock price.

•      Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

•      The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•      The Fund normally invests at least 80% of its total assets in common stocks of larger U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any changes in this investment policy. The Sub-Adviser defines large U.S. companies as companies having a market capitalization of at least $3 billion. The market capitalization of what the Sub-Adviser considers to be large companies will change with market conditions.

•      The Fund may also invest a portion of the Fund's assets in stocks of small- and mid-sized companies. In managing the Fund, the Sub-Adviser seeks to identify and purchase companies that it believes are likely to experience strong and accelerating business momentum. The Sub-Adviser uses an internally developed quantitative model and applies it to a universe of approximately 1000 common stocks to evaluate various criteria such as financial strength of each company and its potential for strong sustained earnings growth. In ranking and selecting securities, the Sub-Adviser may consider key factors such as price trends and earnings valuations, litigation and/or headline risk, insider selling, and other factors.

•      Additionally, the Fund may invest up to 25% of its total assets in foreign securities. Included in this allotment for foreign investment are American Depositary Receipts (“ADRs”).

•      The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. The Fund may also invest in certain higher risk investments, including derivatives.

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	Growth Fund	Opportunistic LargeCap Fund

•      The Fund may invest in derivative instruments and foreign securities.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

•      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•      The Fund is non-diversified, which means it may invest a significant portion of assets in a single issuer.

•      The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

•      The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•      The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	ING Investments	ING Investments

Sub-Adviser	ING IM	ING IM

Portfolio Manager(s)	Jeff Bianchi and Richard Welsh	Omar Aguilar

As you can see from the chart above, the Funds have slightly similar investment objectives and implement similar investment strategies. Each Fund invests in the common stocks of large U.S. companies and may also invest in stocks of small- and mid- sized companies. Each Fund uses internally developed quantitative models in its security selection process. Both Funds also may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). Opportunistic LargeCap Fund may invest up to 25% of its total assets in foreign securities and is a non-diversified fund. In addition, the portfolio managers differ between the funds. Please refer to the “Comparison of Portfolio Characteristics” table on page 10 for more specific information regarding the portfolio characteristics of the Funds.

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Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have similar investment objectives and strategies, some of the risks of investing in Opportunistic LargeCap Fund are the same as the risks of investing in Growth Fund. You may lose money on your investment in any of the Funds. Each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund’s shares. The following summarizes and compares the principal investment techniques and risks of investing in the Funds.

Derivatives Risk. Each Fund is subject to derivatives risk. Generally, derivatives can be characterized as financial instruments whose performance is derives, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards ad futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. The Funds may not invest in these types of derivatives, so please check the description of each Fund’s policies. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. In addition, derivates and their underlying securities may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or a Sub-Adviser might imperfectly judge the market’s direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results, such as a lost or a reduction in gains.

Foreign Investing Risk. Each Fund is subject to foreign investing risk. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Other Investment Companies. Each Fund is subject to other investment companies risk. Each Fund may invest in other investment companies to the extent permitted y the 1940 Act and the rules hereunder. These may include ETFs and Holding Company Depositary Receipts (“HOLDRs”) among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), NASDAQ-100 Index Trading Stocks (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). A Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.

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Portfolio Turnover. Each Fund is subject to portfolio turnover risk. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.

Price Volatility. Each Fund is subject to price volatility risk. The value of the Funds change as the prices of their investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Funds invest in securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in securities of small- and mid-sized companies, which may be more susceptible to price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Many sub-advisers of equity funds employ styles that are characterized as “value” or “growth.”  However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

Securities Lending. Each Fund is subject to securities lending risk. There is the risk that when lending portfolio securities, they may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

Small- and Mid- Capitalization Companies Risk. Each Fund is subject to the risk of investing in small- and mid- capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Convertible Securities Risk. Growth Fund is subject to convertible securities risk. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

Growth Investing Risk. Growth Fund is subject to growth investing risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Manager Risk. Opportunistic LargeCap Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these will produce the desired results.

Market Trends Risk. Opportunistic LargeCap Fund is subject to the risk of market trends. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities, or may not favor equities at all.

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Non-Diversification Status Risk. Opportunistic LargeCap Fund is subject to the risk of its non-diversification status. The Fund is classified as a "non-diversified" investment company under the 1940 Act. If the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more at risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Conversely, even though classified as non-diversified, the Fund may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Fund would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

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Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Funds as of May 31, 2007:

	Growth Fund		Opportunistic LargeCap Fund
Net Assets	$49,327,735		$7,111,465
Number of Holdings	57		69
Portfolio Turnover Rate	166		240
Average market capitalization(1) of companies in the Portfolio	$68,062,703,079		$14,442,152,649
Market capitalization(1) range of companies in Portfolio:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	84.8%		40.7%
Holdings in companies with market capitalizations between $10 billion and $5 billion (as a % of market value*)	9.6%		10.4%
Holdings in companies with market capitalizations under $5 billion (as a % of market value*)	1.9%		25.9%
Top 5 Industries (as % of net assets)	Pharmaceuticals	10.2%	Pharmaceuticals	10.9%
	Diversified Fincl. Svcs.	9.3%	Commercial Services	6.7%
	Telecommunications	8.5%	Computers	6.2%
	Computers	6.9%	Retail	5.8%
	Misc. Manufacturing	6.2%	Healthcare-Services	5.5%
U.S. Equity Securities (as a % of market value*)	$48,085,044	96.3%	$5,399,824	77.0%
Foreign Securities (as a % of market value*)	$1,866,496	3.7%	$1,613,283	23.0
Securities Lending Collateral (as a % of market value*)	$267,000	0.5%	n/a	n/a
Top 10 Holdings (as a % of net assets)	Microsoft Corp.	4.5%	McAfee, Inc.	3.3%
	American Express Co.	3.4%	Accenture Ltd.	3.2%
	Abbott Laboratories	3.3%	Electronic Data Systems Corp.	3.2%
	Cisco Systems, Inc.	3.3%	Alcon, Inc.	3.1%
	Danaher Corp.	2.8%	Coach, Inc.	3.1%
	Monsanto Co.	2.8%	Kohl’s Corp.	3.0%
	Merck & Co., Inc.	2.8%	CA, Inc.	2.9%
	Google, Inc.	2.7%	General Mills, Inc.	2.9%
	Hewlett-Packard Co	2.7%	King Pharmaceuticals, Inc.	2.7%
	Goldman Sachs Group, Inc.	2.6%	National Oilwell Varco, Inc.	2.5%

*              Excluding fixed-income securities and short-term investments.

(1)           Relates to U.S. Equities only.

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Comparison of Fund Performance

Set forth below is the performance information for each Fund. The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund’s Class A shares from year to year and by comparing each Fund’s performance to that of a broad-based securities market index. Class B, Class C and Class I shares will have different performance due to differing expenses. Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

Growth Fund

Calendar Year-by-Year Returns (1)(2)(3)

(1)                                  These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)                                  During the period shown in the chart, the Fund’s best quarterly performance was 23.26% for the 4th quarter of 1998, and the Fund’s worst quarterly performance was (23.66)% for the 1st quarter 2001. The Fund’s Class A shares’ year-to-date total return as of June 30, 2007 was 7.65%.

(3)                                  Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.

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Comparison of Fund Performance

Opportunistic LargeCap Fund

Calendar Year-by-Year Returns(1)(2)(3)

(1)                   These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)                   During the period shown in the chart, the Fund’s best quarterly performance was 6.89% for the 4th quarter of 2006, and the Fund’s worst quarterly performance was (3.34)% for the 2nd quarter 2006. The Fund’s Class A shares’ year-to-date total return as of June 30, 2007 was 9.62%.

(3)                   Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.

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       Average Annual Total Returns

(For the periods ended December 31, 2006)

The table set forth below shows the average annual total return (before and after taxes) for each Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year (or Life of Class)		5 Years (or Life of Class)		10 Years (or Life of Class)
Growth Fund(1)(2)
Class A – Before Taxes(3)	(3.89)%		0.49%		3.86%
Class A – After Taxes on Distributions(3)(4)	(3.89)%		0.48%		2.59%
Class A – After Taxes on Distributions and Sale of Fund Shares(3)(4)	(2.53)%		0.42%		2.78%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	9.07%		2.69%		5.44%
Class B – Before Taxes(6)	(3.78)%		0.54%		(1.89	)%(7)
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	9.07%		2.69%		(0.93	)%(7)
Class C – Before Taxes(8)	0.16%		0.89%		(0.47	)%(9)
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	9.07%		2.69%		0.93	%(9)
Class I – Before Taxes	2.32%		1.96%		8.16%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	9.07%		2.69%		5.44%
Opportunistic LargeCap Fund
Class A – Before Taxes(3)	4.35%		3.54	%(10)	n/a
Class A – After Taxes on Distributions(3)(4)	4.25%		3.44	%(10)	n/a
Class A – After Taxes on Distributions and Sale of Fund Shares(3)(4)	2.96%		3.00	%(10)	n/a
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	9.07%		9.07	%(11)	n/a
Class B – Before Taxes	(2.46	)%(12)	n/a		n/a
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	5.80	%(13)	n/a		n/a
Class C – Before Taxes	3.11	%(14)	n/a		n/a
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	5.94	%(15)	n/a		n/a
Class I – Before Taxes	(0.73	)%(16)	n/a		n/a
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)(5)	n/a		n/a		n/a

(1)                   Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.

(2)                   On February 2, 1998, the Fund re-designated Adviser Class shares as Class A shares. Class B, and Class C shares commenced operations on March 1, 1999 and June 30, 1998, respectively.

(3)                   Reflects deduction of the maximum Class A sales charge of 5.75%.

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(4)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(5)

The Russell 1000 ® Growth Index measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index is an unmanaged index that measures the performance of 3,000 U.S. companies based on total market capitalization.

(6)	Reflects deduction of the deferred sales charge of 5.00% and 2.00% for the 1 year and 5 year returns, respectively.

(7)	The index return for Growth Fund’s Class B shares is for the period beginning March 1, 1999.

(8)	Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.

(9)	The index return for Growth Fund’s Class C shares is for the period beginning July 1, 1998.

(10)	Opportunistic LargeCap Fund’s Class A shares commenced operations on December 28, 2005.

(11)	The index return for Opportunistic LargeCap Class A shares is for the period beginning January 1, 2006.

(12)	Opportunistic LargeCap Fund’s Class B shares commenced operations on April 5, 2006.

(13)	The index return for Opportunistic LargeCap Class B shares is for the period beginning April 1, 2006.

(14)	Opportunistic LargeCap Fund’s Class C shares commenced operations on April 27, 2006.

(15)	The index return for Opportunistic LargeCap Class C shares is for the period beginning May 1, 2006.

(16)	Opportunistic LargeCap Fund’s Class I shares commenced operations on December 20, 2006.

Additional information about Opportunistic LargeCap Fund is included in Appendix B to this Proxy Statement/Prospectus.

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COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of Opportunistic LargeCap Fund, see “Appendix B: Additional Information Regarding ING Opportunistic LargeCap Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund. The following table shows the aggregate annual management fees paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets:

Fund	Management Fees (as a% of average daily net assets)
Growth Fund	0.700% on the first $250 million; 0.650% on the next $250 million; 0.625% on the next $250 million; 0.600% on the next $1.25 billion; and 0.550% over $2 billion.

Opportunistic LargeCap Fund	0.700% on the first $500 million; 0.650% on the next $500 million; and 0.600% thereafter.

If the shareholders approve the Reorganization, Opportunistic LargeCap Fund will pay the same management fee currently in place. For more information regarding the management fees for each Fund, please see the SAI of each Fund, dated September 30, 2006.

Sub-Adviser Fees

ING Investments, the Adviser to the Funds, pays ING IM, the Sub-Adviser to Growth Fund and Opportunistic LargeCap Fund, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the applicable Fund. The following table shows the aggregate annual sub-advisory fee paid by ING Investments to the Sub-Adviser, as a percentage of each Fund’s average daily net assets:

Fund	Sub-Advisory Fees (as a% of average daily net assets)
Growth Fund	0.3150% on first $250 million; 0.2925% on the next $250 million; 0.2813% on the next $250 million; 0.2700% on the next $1.25 billion 0.2475% over $2 billion.

Opportunistic LargeCap Fund	0.3150% on the first $500 million; 0.2925% on the next $500 million; and 0.2700% thereafter.

If the shareholders approve the Reorganization, ING Investments will pay ING IM the same sub-advisory fee currently in place for Opportunistic LargeCap Fund. For more information regarding the sub-advisory fees for each Fund, please see the SAI of each Fund, dated September 30, 2006.

Administration Fees

Pursuant to an Administrative Services Agreement between ING Series Fund, Inc. and ING Funds Services, LLC (“IFS”), on behalf of Growth Fund, IFS provides all administrative services in support of Growth Fund and is responsible for the supervision of the Fund’s other service providers. As compensation for its services, IFS receives a monthly fee from

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the Fund at an annual rate based on the average daily net assets of the Fund. For the fiscal year ended May 31, 2007, the Fund paid an annual administrative fee of 0.08%.

IFS also provides administrative services in support of Opportunistic LargeCap Fund, pursuant to an agreement with ING Equity Trust (“IET”). IFS receives a monthly fee from Opportunistic LargeCap Fund at an annual rate based on the average daily net assets of the Fund. For the fiscal year ended May 31, 2007, the Fund paid an annual administrative fee of 0.10%.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each Class of shares, as described in the table entitled “Annual Fund Operating Expenses.” Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Expense Limitation Arrangements

ING Investments has entered into a written expense limitation agreement, under which it will limit expenses of Opportunistic LargeCap Fund, excluding interest, taxes, brokerage and extraordinary expenses, and Acquired fund fees and expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund’s expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading “Waivers, Reimbursements and Recoupment” in the “Annual Fund Operating Expenses Tables” on page 18. The expense limit for each Fund is shown as “Net Fund Operating Expenses.” The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of termination of an expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. The current expense limit will continue through at least October 1, 2008. ING Investments has agreed to extend the expense limitation agreement through March 1, 2011, subject to shareholder approval of the Reorganization. There is no assurance that the expense limitation agreement will remain in effect after this date.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the fees and expenses for Class A, Class B, Class C and Class I shares of each Fund.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Class A(1)		Class B		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(2)	None		None		None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	None	(3)	5.00	%(4)	1.00	%(5)	None

(1)                             The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.

(2)                             Reduced for purchases of $50,000 and over. See “Class A Shares:  Initial Sales Charge Alternative” in Appendix B.

(3)                             A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See “Class A Shares:  Initial Sales Charge Alternative” in Appendix B.

(4)                             Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Class B Shares:  Deferred Sales Charge Alternative” in Appendix B.

(5)                             Imposed upon redemptions within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in Appendix B.

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Contingent Deferred Sales Charge Waiver

From the Record Date, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of Growth Fund will be waived. Further, any contingent deferred sales charge that would otherwise be payable due to the redemption of any shares of Opportunistic LargeCap Fund acquired as a result of the Reorganization will be waived for the period ending 30 days following the Closing Date.

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Annual Fund Operating Expenses Tables

The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses of the Funds are based upon the operating expenses incurred by Class A, Class B, Class C and Class I shares of the Funds for the period ended May 31, 2007. The pro forma fees show estimated fees of Opportunistic LargeCap Fund after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Opportunistic LargeCap Fund pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses

as of May 31, 2007(1)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

		Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses		Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses		Waivers, Reimbursement, and Recoupment		Net Fund Operating Expenses
Class A
Growth Fund	%	0.70%	0.25%	0.45%		0.00	%(6)	1.40%		0.00%		1.40%
Opportunistic LargeCap Fund	%	0.70%	0.25%	3.02	%(4)(5)	0.00	%(6)	3.97	%(5)	(2.72)%		1.25%
Opportunistic LargeCap Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.70%	0.25%	0.47%		0.00	%(6)	1.42%		(0.17	)%(3)	1.25%
Class B
Growth Fund	%	0.70%	1.00%	0.45%		0.00	%(6)	2.15%		0.00%		2.15%
Opportunistic LargeCap Fund	%	0.70%	1.00%	3.02	%(4)(5)	0.00	%(6)	4.72	%(5)	(2.72)%		2.00%
Opportunistic LargeCap Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.70%	1.00%	0.47%		0.00	%(6)	2.17%		(0.17	)%(3)	2.00%
Class C	%
Growth Fund	%	0.70%	1.00%	0.45%		0.00	%(6)	2.15%		0.00%		2.15%
Opportunistic LargeCap Fund	%	0.70%	1.00%	3.02	%(4)	0.00	%(6)	4.72	%(5)	(2.72)%		2.00%
Opportunistic LargeCap Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.70%	1.00%	0.47%		0.00	%(6)	2.17%		(0.17	)%(3)	2.00%

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		Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses		Acquired Fund Fees and Expenses(2)		Total Fund Operating Expenses		Waivers, Reimbursement, and Recoupment		Net Fund Operating Expenses
Class I
Growth Fund	%	0.70%	0.00%	0.45%		0.00	%(6)	1.15%		0.00%		1.15%
Opportunistic LargeCap Fund	%	0.70%	0.00%	3.02	%(4)(5)	0.00	%(6)	3.72	%(5)	(2.72)%		1.00%
Opportunistic LargeCap Fund (Surviving Fund After Reorganization) (Estimated Pro Forma) (Unaudited)%		0.70%	0.00%	0.47%		0.00	%(6)	1.17%		(0.17	)%(3)	1.00%

(1)                             The fiscal year end for each Fund is May 31. This table shows the estimated operating expenses for shares of the Funds, as a ratio of expenses to average daily net assets. These ratios are based on each Fund’s actual operating expenses as of May 31, 2007, as adjusted for contractual changes and waivers, if any.

(2)                             The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include each Fund’s pro rata share of the cumulative expenses charged by the acquired Funds in which the Funds invest. The fees and expenses will vary based on the Fund’s allocation of assests to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in “Net Fund Operating Expenses.”

(3)                             Subject to shareholder approval of the Reorganization, ING Investments has entered into a written expense limitation agreement with Opportunistic LargeCap Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, and acquired fund fees and expenses, subject to possible recoupment by ING Investments, from October 1, 2007 through March 1, 2011. There is no guarantee that the expense limit will continue after this date. Pursuant to this expense limitation agreement, the expense limits for Growth and Income Fund are: 1.25%, 2.00%, 2.00%, and 1.00% for Class A, Class B, Class C and Class I shares, respectively.

(4)                             ING Funds Services, LLC, Opportunistic LargeCap Fund’s administrator, receives an annual administration fee equal to 0.10% of the Fund’s average daily net assets.

(5)                             Included in gross expenses is approximately 1.80% of Offering and Organizational expense. This expense is non-recurring in nature and will only continue through October 1, 2007.

(6)                             Amount represents less than 0.005%.

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Examples. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

	Growth Fund				Opportunistic LargeCap Fund*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$709	$993	$1,297	$2,158	$695	$1,479	$2,280	$4,355
Class B	$718	$973	$1,354	$2,292	$703	$1,478	$2,359	$4,482
Class C	$318	$673	$1,154	$2,483	$303	$1,178	$2,159	$4,364
Class I	$117	$365	$633	$1,398	$102	$886	$1,690	$3,791

	Estimated Pro Forma: ** Opportunistic LargeCap Fund
	1 Year	3 Years	5 Years	10 Years
Class A*	$695	$949	$1,241	$2,119
Class B	$703	$927	$1,297	$2,253
Class C	$303	$627	$1,097	$2,445
Class I	$102	$318	$573	$1,354

You would pay the following expenses if you did not redeem your shares:

	Growth Fund				Opportunistic LargeCap Fund*
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class B	$218	$673	$1,154	$2,292	$203	$1,178	$2,159	$4,482
Class C	$218	$673	$1,154	$2,483	$203	$1,178	$2,159	$4,634

	Estimated Pro Forma: ** Opportunistic LargeCap Fund
	1 Year	3 Years	5 Years	10 Years
Class B	$203	$627	$1,097	$2,253
Class C	$203	$627	$1,097	$2,445

*            The examples reflect the contractual expense limits for the one-year period and the first two years of the three-, five- and ten year periods.

**     Estimated.

Sale of Securities After Closing

Following the Reorganization, certain holdings of Growth Fund that are transferred to Opportunistic LargeCap Fund in connection with the Reorganization may be sold. Such sales would result in increased transaction costs and may result in the realization of taxable gains or losses by Opportunistic Large Cap Fund that may result in taxable distributions to shareholders of the combined fund, including prior shareholders of Growth Fund.

Shareholders should review the discussion in “Tax Considerations” on page 23 and consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Key Differences in Rights of the Shareholders of each Disappearing Fund and the Surviving Fund

Growth Fund is a series of ING Series Fund, Inc., a Maryland corporation and is governed by its Articles of Incorporation and Bylaws. Opportunistic LargeCap Fund is a separate series of IET, a Massachusetts business trust and is

20

governed by its Declaration of Trust and Bylaws. Key differences under Growth Fund’s Articles of Incorporation/Bylaws and Opportunistic LargeCap Fund’s Declaration of Trust/Bylaws are presented below.

Growth Fund	Opportunistic LargeCap Fund

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby. The Board of Directors has the power to amend Bylaws.

The shareholders shall have the power to vote with respect to the election and removal of Trustees, investment advisory contract, merger, consolidation or sale of assets. The Trustees have the power to amend Bylaws.

Trustees have the power to amend the Declaration of Trust, subject to certain conditions, so long as such amendment does not materially adversely affect the rights of any shareholders and is not in contravention of applicable law. Trustees may also amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to supply any omission or to cure any ambiguous, defective or inconsistent provisions. No amendment to the Declaration of Trust shall repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder involved.

Because Growth Fund is organized as a series of a Maryland corporation and Opportunistic LargeCap Fund is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Funds. Under Maryland law, shareholders of Growth Fund have no personal liability for the Fund’s acts or obligations. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, Opportunistic LargeCap Fund’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. As such, shareholders have no personal liability for the Fund’s acts or obligations.

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INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix A.

The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of Growth Fund in exchange for shares of beneficial interest of Opportunistic LargeCap Fund and the assumption by Opportunistic LargeCap Fund of Growth Fund’s known liabilities, as set forth in Growth Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of Opportunistic LargeCap Fund to shareholders of Growth Fund, as provided for in the Reorganization Agreement. Growth Fund will then be liquidated.

Each Class A, Class B, Class C and Class I shareholder of Growth Fund will hold, immediately after the Closing Date, shares of the corresponding class of Opportunistic LargeCap Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of Growth Fund held by that shareholder of the close of business on the Closing Date. In the interest of economy and convenience, shares of Opportunistic LargeCap Fund generally will not be represented by physical certificates.

Until the Closing Date, shareholders of Growth Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Opportunistic LargeCap Fund for the redemption of its shares.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Growth Fund. The Reorganization Agreement also requires that each Fund takes, or causes to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Fund shareholders by resulting in a surviving fund with a greater asset base and increased efficiencies.

The proposed Reorganization was initially presented for consideration to, and was approved by, the Board of Directors of Growth Fund and by the Board of Trustees of Opportunistic LargeCap at meetings held on July 24, 2007 and July 12, 2007, respectively. The Directors/Trustees of each Fund, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of each Fund, respectively, determined that the interests of the shareholders of such Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interest of such Fund and its shareholders.

The Reorganization will allow shareholders of Growth Fund to continue to participate in a professionally managed portfolio with a similar investment objective and investment strategies.

As shareholders of Opportunistic LargeCap Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested.

Board Considerations

The Board of Directors of Growth Fund, in recommending the proposed transaction, considered a number of factors, including the following:

22

•                  the plans of management to reduce overlap in funds in the ING Fund complex;

•                  the potential benefits of the transaction to shareholders, including that the surviving Fund would have a larger asset base and should be better positioned to achieve economies of scale;

•                  the relative investment performance of Growth Fund as compared to Opportunistic LargeCap Fund, including that Opportunistic LargeCap Fund has experienced superior calendar year performance for the year-to-date and one-year period ended May 31, 2007;

•                  expense ratios and information regarding fees and total expenses of the Funds, including that the shareholders of Growth Fund are expected to benefit from a lower expense ratio after the Reorganization and that, if the Reorganization is approved, ING Investments has agreed to a fee waiver/expense reimbursement for the Opportunistic LargeCap Fund through March 1, 2011;

•                  the similarities and differences between investment objectives and strategies of Growth Fund and those of Opportunistic LargeCap Fund;

•                  that all expenses relating to the Reorganization (“Reorganization Expenses”) will be borne equally by ING Investments and Growth Fund;

•                  that while commission costs in connection with the disposition and purchase of certain securities (“Transition Costs”) will be borne by Growth Fund, the lower expense ratios are expected to result in Growth Fund’s recouping the Transition Costs and its share of the Reorganization Expenses within approximately eighteen months;

•                  the terms and conditions of the Reorganization Agreement;

•                  the future potential benefits that may be realized by the Adviser, ING Investments,  and its affiliates following the Reorganization including that its costs to manage the surviving Fund are expected to be lower than its costs to manage both Funds; and

•                  the tax consequences of the Reorganization to Growth Fund and its shareholders, including the tax-free nature of the transaction.

The Directors of Growth Fund recommend that shareholders approve the Reorganization with Opportunistic LargeCap Fund.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Growth Funds nor their shareholders, nor Opportunistic LargeCap Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transfer of assets and shares under the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Prior to the Closing Date, Growth Fund will pay to its shareholders a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of May 31, 2007, Growth Fund had estimated capital loss carryforwards of $115.5 million. Opportunistic LargeCap Fund had accumulated no capital loss carryforwards. After the Reorganization, the losses of Growth Fund generally will be available to Opportunistic LargeCap Fund to offset its capital gains, although a portion of the amount of these losses that may offset Opportunistic LargeCap Fund’s capital gains in any given year will be limited due to this Reorganization. The ability of Opportunistic LargeCap Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-Reorganization shareholders of each Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Opportunistic LargeCap Fund.

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Expenses of the Reorganization

ING Investments (or its affiliate) will bear half the cost of the Reorganization. Growth Fund will bear the other half of the expenses relating to the proposed Reorganization, including, but not limited to, costs associated with preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Growth Fund is a diversified series of ING Series Fund, Inc., an open-end, management investment company organized as a Maryland corporation. ING Series Fund, Inc. is governed by a Board of Directors consisting of six members. Opportunistic LargeCap Fund is a non-diversified series of IET, an open-end, management investment company organized as a Massachusetts business trust. IET is governed by a Board of Trustees consisting of nine members. For more information on the history of ING Series Fund, Inc. or IET, see each Fund’s respective SAI.

Advisers

ING Investments, an Arizona limited liability company, serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2006, ING Investments managed over $50.1 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Advisers

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Fund. ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser. Under the terms of the sub-advisory agreements, the agreement can be terminated by either ING Investments or a Fund’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Funds.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the annual shareholder report, dated May 31, 2007, for the Funds. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Funds’ assets and the purchase and sale of portfolio securities.

Distributor

ING Funds Distributor, LLC (the “Distributor”), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the NASD.

To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasdr.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

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Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Each Fund distributes capital gains, if any, on an annual basis. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If the Reorganization Agreement is approved by shareholders of Growth Fund, then as soon as practicable before the Closing Date, Growth Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of May 31, 2007, and on a pro forma basis as of May 31, 2007, giving effect to the Reorganization:

PRO FORMA:  Proposed Reorganization of Growth Fund into Opportunistic LargeCap Fund

	Net Assets		Net Asset Value Per Share	Shares Outstanding
Growth Fund
Class A	$28,505,985		$14.76	1,930,737
Class B	$6,229,667		$14.34	434,469
Class C	$1,846,400		$14.20	130,051
Class I	$12,745,683		$15.35	830,500

Opportunistic LargeCap Fund
Class A	$6,715,827		$12.16	552,169
Class B	$256,928		$12.09	21,260
Class C	$112,354		$12.00	9,361
Class I	$26,356		$12.20	2,161

Pro Forma – Growth Fund including Opportunistic LargeCap Fund
Class A	$35,197,396	(1)	$12.16	2,894,403	(2)
Class B	$6,481,259	(1)	$12.09	536,093	(2)
Class C	$1,957,173	(1)	$12.00	163,096	(2)
Class I	$12,761,122	(1)	$12.20	1,045,994	(2)

(1)                                  Reflects adjustment for estimated one time merger expense of ($24,416), ($5,336), ($1,581), and ($10,917) on Classes A, B, C, and I respectively.

(2)                                  Reflects new shares issued, net of retired shares of Growth Fund of 411,497, 80,364, 23,684 and 213,333 for Classes A, B, C and I respectively.

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GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 10, 2007. Shareholders of Growth Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Growth Fund has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $12,500. ING Investments (or an affiliate) and Growth Fund will share equally the cost of the proxy solicitation. Shareholders of Growth Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder’s instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-434-5625.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Growth Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Growth Fund that may be presented at the Special Meeting.

Voting Rights

As a shareholder of Growth Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

Only shareholders of Growth Fund at the close of business on August 8, 2007 (the “Record Date”) will be entitled to be present and give voting instructions for Growth Fund, at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, the following shares of beneficial interest of Growth Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	1,878,829.9530
Class B	414,937.9610
Class C	123,091.4590
Class I	312,895.5540
Total	2,729,754.9270

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Approval of the Reorganization Agreement requires the affirmative vote, if a quorum is present, of a majority of the shares voted in person or by proxy. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Growth Fund expects that, before the Special Meeting, broker-dealer firms holding shares of Growth Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, Growth Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners. If permitted, such broker-dealers may so vote.

To the knowledge of ING Investments, as of August 8, 2007, no current Director owned 1% or more of the outstanding shares of Growth Fund, and the officers and Directors owned, as a group, less than 1% of the shares of Growth Fund.

Appendix C hereto lists the persons that, as of August 8, 2007, owned beneficially or of record 5% or more of the outstanding shares of any Class of the Funds.

Other Matters to Come Before the Special Meeting

ING Series Fund, Inc. does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

ING Series Fund, Inc. is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Growth Fund’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Theresa K. Kelety

Secretary

September 10, 2007

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

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APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 24th day of July, 2007, by and between ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Equity Trust”), on behalf of its series, ING Opportunistic LargeCap Fund (the “Acquiring Fund”), and ING Series Fund, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“ING Series Fund”), on behalf of its series, ING Growth Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of ING Equity Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of ING Series Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.          Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by ING Series Fund, on behalf of the Acquired Fund, to ING Equity Trust, on behalf of the Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C and Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and (ii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class B, Class C, and Class I Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class I Acquiring Fund Shares in connection with such exchange.

1.5.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2.          The net asset value of a Class A, Class B, Class C and Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3.          The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent accountants.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be November 10, 2007, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.          The Acquired Fund shall direct the Bank of New York Company, Inc., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Fund shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class I shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Fund or the Board of Directors of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of ING Series Fund, ING Series Fund, on behalf of the Acquired Fund, represents and warrants to ING Equity Trust as follows:

(a)           The Acquired Fund is duly organized as a series of ING Series Fund, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under ING Series Fund’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           ING Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the

1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)            The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Series Fund’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Series Fund, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by ING Equity Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. ING Series Fund, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2007, have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            Since May 31, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of ING Series Fund, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of ING Equity Trust, ING Equity Trust, on behalf of the Acquiring Fund, represents and warrants to ING Series Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of ING Equity Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Equity Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           ING Equity Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Equity Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by ING Series Fund, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Equity Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. ING Equity Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2007 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)            Since May 31, 2007, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Equity Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of ING Equity Trust, on behalf of the

Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by ING Equity Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.             COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          ING Series Fund, on behalf of the Acquired Fund, covenants that ING Series Fund will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Equity Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Series Fund’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) ING Equity Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of ING Series Fund, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at ING Series Fund’s election, to the performance by ING Equity Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of ING Equity Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          ING Equity Trust shall have delivered to ING Series Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to ING Series Fund and dated as of the Closing Date, to the effect that the representations and warranties of ING Equity Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as ING Series Fund shall reasonably request;

6.3.          ING Equity Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Equity Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of ING Equity Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at ING Equity Trust’s election, to the performance by ING Series Fund, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of ING Series Fund, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          ING Series Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Series Fund;

7.3.          ING Series Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to ING Equity Trust and dated as of the Closing Date, to the effect that the representations and warranties of ING Series Fund, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as ING Equity Trust shall reasonably request;

7.4.          ING Series Fund, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Series Fund, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Series Fund, on behalf of the Acquired Fund, or ING Equity Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of ING Series Fund’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither ING Equity Trust nor ING Series Fund may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Equity Trust or ING Series Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to ING Series Fund and ING Equity Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of ING Equity Trust and ING Series Fund. Notwithstanding anything herein to the contrary, neither ING Equity Trust nor ING Series Fund may waive the condition set forth in this paragraph 8.5.

9.             BROKERAGE FEES AND EXPENSES

9.1.          ING Series Fund, on behalf of the Acquired Fund, and ING Equity Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2           The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Fund (or an affiliate of the investment adviser) and (ii) the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.          ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        ING Equity Trust and ING Series Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.          TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before May 30, 2008, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.          AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Series Fund and ING Equity Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by ING Series Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.          NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

a.

ING Equity Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.

With a copy to:
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Attn: Jeffrey S. Puretz

b.

ING Series Fund 7337
East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
Attn: Huey P. Falgout, Jr.

With a copy to:
Goodwin Procter LLP
53 State Street
Exchange Place
Boston, MA 02109
Attn: Philip H. Newman.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of ING Series Fund personally, but shall bind only the corporate property of the Acquired Fund, as provided in the Articles of Incorporation of ING Series Fund. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING EQUITY TRUST on behalf of its

ING OPPORTUNISTIC LARGECAP FUND series

By:
/s/ Robert Terris

Title:
Senior Vice President

ING SERIES FUND, INC. on behalf of its

ING GROWTH FUND series

By:
/s/ Ernest CDeBaca

Title:
Senior Vice President

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APPENDIX B

ADDITIONAL INFORMATION REGARDING ING OPPORTUNISTIC LARGECAP FUND
(“OPPORTUNISTIC LARGECAP FUND”)

SHAREHOLDER GUIDE

ING Purchase Options™

This Proxy Statement/Prospectus relates to four separate classes of shares of Opportunistic LargeCap Fund:  Class A, Class B, Class C and Class I, each of which represents an identical interest in Opportunistic LargeCap Fund’s investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Opportunistic LargeCap Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Growth Fund (“Growth Fund”) shares held by you immediately prior to the Reorganization, and the period that you held shares of Growth Fund will be included in the holding period of Opportunistic LargeCap Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the shares of Opportunistic LargeCap Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, Class B and Class C shares of Opportunistic LargeCap Fund are shown and contrasted in the chart below.

	Class A		Class B		Class C		Class I
Maximum Initial Sales Charge on Purchases	5.75	%(1)	None		None		None
Contingent Deferred Sales Charge (“CDSC”)	None	(2)	5.00	%(3)	1.00	%(4)	None
Annual Distribution (12b-1) and Service Fees (5)	0.25%		1.00%		1.00%		None
Maximum Purchase	Unlimited		$100,000		$1,000,000		Unlimited
Automatic Conversion to Class A	N/A		8 Years	(6)	N/A		N/A

(1)             Reduced for purchases of $50,000 and over.

(2)             For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See “Class A Shares: Initial Sales Charge Alternative” in this Appendix B.

(3)             Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in this Appendix B.

(4)             Imposed upon redemption within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in this Appendix B.

(5)             Annual asset-based distribution charge.

(6)             Class B shares of Opportunistic LargeCap Fund issued to shareholders of Growth Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of Growth Fund.

Opportunistic LargeCap Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

When choosing between classes, you should carefully consider:

•              How long you plan to hold Opportunistic LargeCap Fund;

•              The amount of your investment;

•              The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•              Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 or $1,000,000 in the case of Class C shares. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because Opportunistic LargeCap Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares do not exceed the maximum of $100,000 or $1,000,000 in the case of Class C shares. Opportunistic LargeCap Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you should be diligent in determining that you have selected the correct share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Opportunistic LargeCap Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform Opportunistic LargeCap Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. Opportunistic LargeCap Fund’s Statement of Additional Information (“SAI”) discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on ING funds’ website by going to www.ingfunds.com, clicking on the “Fund Information” link, and then using the “Shareholder Guides” link found under the “Related Topics” section and selecting the appropriate link for Opportunistic LargeCap Fund. Please review the disclosure about all of the available classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for those funds.

Distribution and Shareholder Servicing Fees.

To pay for the cost of promoting Opportunistic LargeCap Fund and servicing shareholder accounts, Class A, Class B and Class C has each adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Because the fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds, including Opportunistic LargeCap Fund (each a Fund, and collectively the “Funds” or the “ING Funds”), are distributed by ING Funds Distributor, LLC (“Distributor” or “IFD”). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) who is responsible for managing the money invested in each of the mutual funds. Both of these entities may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the National Association of Securities Dealers (“NASD”) as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Funds’ Adviser or the Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by a Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) as a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of a Fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of a Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $20 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-advisers of a Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms ING paid to sell its mutual funds, as of the end of the last calendar year are: Advest, Inc.; A.G. Edwards & Sons; Charles Schwab & Co., Inc.; Citigroup; Directed Services, LLC; Financial Network Investment; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Partners, Inc.; Legg Mason Wood Walker, Inc.; Linsco/Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co.; Pershing Sweep; Primevest Financial Services, Inc.; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS Financial Services Inc.; Wachovia Securities, Inc.; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Sales Charge Calculation

Class A: Initial Sales Charge Alternative

Class A shares of Opportunistic LargeCap Fund are sold subject to the following charge:

Your Investment	As a % of the Offering Price(1)	As a % of net amount invested
Less than $50,000	5.75%	6.10%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See below

(1)       The term “offering price” includes the front-end sales charge.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$1,000,000 - $2,499,999	1.00%	2	years
$2,500,000 - $4,999,999	0.50%	1	year
$5,000,000 and over	0.25%	1	year

Class B and Class C

Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Class B Shares: Deferred Sales Charge Alternative

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class B shares will automatically convert into Class A shares eight years after purchase, thus reducing future annual expenses. Class B shares of Opportunistic LargeCap Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of Growth Fund. Class B shares acquired initially through funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. For additional information on the CDSC and the conversion of Class B, see Opportunistic LargeCap Fund’s SAI.

Class C Shares Deferred Sales Charge

Years After Purchase	CDSC on Shares Being Sold
1st Year	1.00%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, Opportunistic LargeCap Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Sales Charge Reductions and Waivers

Reduced Sales Charges. You may reduce the initial sales charge on a purchase of Class A shares of Opportunistic LargeCap Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

Letter of Intent. Lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

Rights of Accumulation. Lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

Combination Privilege. Shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•              REINSTATEMENT PRIVILEGE. If you sell Class A shares of Opportunistic LargeCap Fund (or shares of other funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative, or see Opportunistic LargeCap Fund’s SAI; or

•              PURCHASES BY CERTAIN ACCOUNTS. Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or Opportunistic LargeCap Fund’s SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC Waivers. If you notify DST Systems, Opportunistic LargeCap Fund’s transfer agent (“Transfer Agent”) at the time of redemption, the CDSC for each class will be waived in the following cases:

•              Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•              For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12.00% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12.00% annually.

•              Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account (“IRA”). However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

•              Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

Reinstatement Privilege. If you sell Class B or Class C shares of Opportunistic LargeCap Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see Opportunistic LargeCap Fund’s SAI for more information.

Sales Charge Waivers. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact a Shareholder Services Representative, or see Opportunistic LargeCap Fund’s SAI. If you have any questions, please call 1-800-992-0180.

Purchase of Shares

The minimum initial investment in Opportunistic LargeCap Fund for Class A, Class B and Class C shares is $1,000 ($250 for retirement accounts). The minimum initial investment for a pre-authorized retirement plan is $1,000, plus monthly installments of at least $100. The minimum initial investment for certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary) is $250.

The minimum initial investment amount for Class I shares is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V. (“ING Groep”) (NYSE: ING); and (vi) by other ING Funds in the ING Family of Funds.

There are no investment minimums for any subsequent investments.

Opportunistic LargeCap Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Opportunistic LargeCap Fund and the Distributor reserve the right to waive minimum investment amounts and to liquidate sufficient shares to recover annual Transfer Agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Customer Identification. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Opportunistic LargeCap Fund and the Distributor must obtain the following information for each person that opens an account:

• Name;

• Date of birth (for individuals);

• Physical residential address (although post office boxes are still permitted for mailing); and

• Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE ING FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading – Market Timing. Opportunistic LargeCap Fund is intended for long-term investment and not as short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Opportunistic LargeCap Fund. Opportunistic LargeCap Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that Opportunistic LargeCap Fund determines not to be in the best interest of Opportunistic LargeCap Fund.

Opportunistic LargeCap Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of Opportunistic LargeCap Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

The ING Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Funds which do not invest in foreign securities. For example, if trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, the Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.

Opportunistic LargeCap Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of Opportunistic LargeCap Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds 4 times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Fund also reserves the right to modify the frequent trading-market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, Opportunistic LargeCap Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a transaction up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Opportunistic LargeCap Fund will occur. Moreover, in enforcing such restrictions, Opportunistic LargeCap Fund is often required to make decisions that are inherently subjective. Opportunistic LargeCap Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the ING Funds through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The ability of the ING Funds to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the ING Funds must rely on the financial intermediary to monitor frequent, short-term trading within the Funds by the financial intermediary’s customers. The ING Funds seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the ING Funds will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The ING Funds seek to implement the policies and procedures described above through instructions to the ING Funds’ administrator, ING Funds Services, LLC.

Retirement Plans

The ING Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How To Redeem Shares

Shares of Opportunistic LargeCap Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

Under unusual circumstances, Opportunistic LargeCap Fund may suspend the right of redemption as allowed by federal securities laws.

Systematic Withdrawal Plan.

You may elect to make periodic withdrawals from your account on a regular basis.

•              With respect to Class A, Class B and Class C, your account must have a current value of at least $10,000; with respect to Class I, your account must have a current value of at least $250,000.

•              With respect to Class I, minimum withdrawal amount is $100, with respect to Class I, minimum withdrawal amount is $1000.

•              You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Opportunistic LargeCap Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Opportunistic LargeCap Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, Opportunistic LargeCap Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, Opportunistic LargeCap Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Determination of Net Asset Value.

The NAV per share of each class of Opportunistic LargeCap Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). Opportunistic LargeCap Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent Opportunistic LargeCap Fund invests in other registered investment companies, Opportunistic LargeCap Fund’s NAV is calculated based on the latest NAV of the registered investment company in which Opportunistic LargeCap Fund invests that is reported to Opportunistic LargeCap Fund. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

When market quotations are not available or are deemed unreliable, Opportunistic LargeCap Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                  Securities that are restricted as to transfer or resale.

Opportunistic LargeCap Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that Opportunistic LargeCap Fund could obtain fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in Opportunistic LargeCap Fund’s Prospectus under the section “How to Purchase Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of Opportunistic LargeCap Fund will not be issued unless you request them in writing.

Telephone Orders

Opportunistic LargeCap Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Opportunistic LargeCap Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Opportunistic LargeCap Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of Opportunistic LargeCap Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of an ING Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5.00% of its outstanding common shares. If more than 5.00% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to Opportunistic LargeCap Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Proxy Statement/Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange Into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from Opportunistic LargeCap Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, Opportunistic LargeCap Fund’s CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in Opportunistic LargeCap Fund.

Systematic Exchange Privilege

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, Opportunistic LargeCap Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

Opportunistic LargeCap Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

Householding

To reduce expenses, we may mail only one copy of Opportunistic LargeCap Fund’s prospectus and each annual and semi-annual shareholder reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of Opportunistic LargeCap Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Opportunistic LargeCap Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., Opportunistic LargeCap Fund will post the quarter ending June 30 holdings on August 1). Opportunistic LargeCap Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund’s website is located at www.ingfunds.com.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Opportunistic LargeCap Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A			Class B
	Year Ended May 31, 2007		December 28, 2005(1) to May 31, 2006	Year Ended May 31, 2007		April 5, 2006(1) to May 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.02		10.00	10.01		10.65
Income (loss) from investment operations:
Net investment income (loss)	$(0.01	)*	0.06	(0.08	)*	(0.01)
Net realized and unrealized loss on investments	$2.22		(0.04)	2.21		(0.63)
Total from investment operations	$2.21		0.02	2.13		(0.64)
Less distributions from:
Net investment income	$0.07		—	0.05		—
Total distributions	$0.07		—	0.05		—
Net asset value, end of period	$12.16		10.02	12.09		10.01
Total Return(2)%	22.11		0.20	21.35		(6.10)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,716		5,021	257		35
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	3.97		3.74	4.72		4.49
Net expenses after expense reimbursement(3)(4)%	1.25		1.25	2.00		2.00
Net investment income (loss) after expense reimbursement(3)(4)%	(0.08)		1.32	(0.70)		(0.81)
Portfolio turnover rate %	240		51	240		51

	Class C			Class I
	Year Ended May 31, 2007		April 27, 2006(1) to May 31, 2006	December 20, 2006(1) to May 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$10.01		10.48	10.99
Income (loss) from investment operations:
Net investment income (loss)	$(0.08	)*	(0.01)	.02
Net realized and unrealized loss on investments	$2.16		(0.46)	1.19
Total from investment operations	$2.08		(0.47)	1.21
Less distributions from:
Net investment income	$0.09		—	—
Total distributions	$0.09		—	—
Net asset value, end of period	$12.00		10.01	12.20
Total Return(2)%	20.89		(4.58)	11.01
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$112		10	26
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	4.72		4.54	3.72
Net expenses after expense reimbursement(3)(4)%	2.00		2.00	1.00
Net investment income (loss) after expense reimbursement(3)(4)%	(0.75)		(0.74)	0.43
Portfolio turnover rate %	240		51	240

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Per share data numbers have been calculated using average shares outstanding throughout the period.

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APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of August 8, 2007:

ING Growth Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
ING National Trust Attn Gordon Elrod 151 Farmington Ave Hartford, CT 06156-0001	43.4% Class A; Beneficial	29.9%	24.7%

Citigroup Global Markets, Inc. A/C# 00109801250 Attn: Peter Booth, 7th Floor 333 W 34th St. New York, NY 10001-2402	12.3% Class B; Beneficial	1.9%	1.5%

MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484	5.3% Class C; Beneficial	0.2%	0.3%

ING Life Insurance & Annuity Co Central Valuation Unit 151 Farmington Ave TN41 Hartford, CT 06156-0001	31.4% Class I; Beneficial	3.6%	3.1%

ING Opportunistic LargeCap Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
ING Life Insurance & Annuity Co 151 Farmington Ave Hartford, CT 06156-0001	73.2% Class A; Beneficial	67.9%	11.8%

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	15.4% Class B; 33.3% Class C; Beneficial	1.6%	0.3%

NFS LLC FEBO NFS/FMTC IRA FBO Feriel G Hughes 5080 Thyme Dr Palm Bch Gdns, FL 33418-3526	9.3% Class B; Beneficial	0.4%	0.1%

MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484	7.9% Class B; 18.6% Class C; Beneficial	0.8%	0.3%

NFS LLC FEBO NFS/FMTC Rollover IRA FBO Wally T Grabbe 1217 Bear Valley Pkwy Escondido, CA 92027-4625	7.6% Class B; Beneficial	0.3%	0.1%

Raymond James & Assoc Inc FBO Perez Eduardo BIN# 11206274 880 Carillon Pkwy St. Petersburg, FL 33716-1100	7.5% Class B; Beneficial	0.3%	0.1%

Wells Fargo Investments LLC A/C 4370-1629 608 2nd Ave S Fl 8 Minneapolis, MN 55402-1927	5.7% Class B; Beneficial	0.2%	0.0%

H&R Block Financial Advisors A/C 1576-7521 Dime Building 719 Griswold St Ste 1700 Detroit, MI 48226-3318	8.2% Class C; Beneficial	0.2%	0.0%

LPL Financial Services A/C 6902-6992 9785 Towne Centre Dr San Diego, CA 92121-1968	6.3% Class C; Beneficial	0.2%	0.0%

Wells Fargo Investments LLC A/C 7016-8905 625 Marquette Ave Fl 13 Minneapolis, MN 55402-2308	6.0% Class C; Beneficial	0.2%	0.0%

State Street Bk & Tr Co Cust Jennie L Godkin IRA Rollover 13425 Chimney Rock St Beaumont, TX 77713-9459	95.7% Class I; Beneficial	0.3%	0.0%

*                 On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on August 8, 2007.

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PART B

ING EQUITY TRUST

Statement of Additional Information

September 10, 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

ING Growth Fund (a series of ING Series Fund, Inc.) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING Opportunistic LargeCap Fund (a series of ING Equity Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Equity Trust (“SAI”) is available to the shareholders of ING Growth Fund in connection with a proposed transaction whereby all of the assets and known liabilities of ING Growth Fund will be transferred to ING Opportunistic LargeCap Fund in exchange for shares of ING Opportunistic LargeCap Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements;  (iii) the Portfolio Manager’s Report for ING Opportunistic LargeCap Fund and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The SAI for ING Opportunistic LargeCap Fund, dated September 30, 2006, as filed on September 22, 2006, and the SAI for ING Growth Fund, dated September 30, 2006, as filed on September 22, 2006.

2.                           The Financial Statements of ING Opportunistic LargeCap Fund are included in the Semi-Annual Report, dated November 30, 2006, as filed on February 7, 2007, and the Annual Report, dated May 31, 2007, as filed on July 30, 2007, and the Financial Statements of ING Growth Fund are included in the Semi-Annual Report, dated November 30, 2006, as filed on February 6, 2007, and the Annual Report, dated May 31, 2007, as filed on July 30, 2007.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated September 10, 2007, relating to the Reorganization of ING Growth Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

The following financial statements are provided in connection with a proposed transaction whereby all of the assets and known liabilities of ING Growth Fund will be transferred to ING Opportunistic Large Cap Fund, in exchange for shares of ING Opportunistic Large Cap Fund, Shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of May 31, 2007. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2007

	ING Growth Fund	ING Opportunistic LargeCap Fund	Pro Forma Adjustments		ING Opportunistic LargeCap Fund Pro Forma Combined (Post-Merger Expense) (Unaudited)
ASSETS:
Investments in securities at value+*	$49,951,540	$7,013,107			$56,964,647
Short-term investments in affiliates at amortized cost	500,000	20,000			520,000
Short-term investments at amortized cost	443,000	124,000			567,000
Cash	198	3,872			4,070
Receivables:
Investment securities sold	508,263	520,221
Fund shares sold	42,895	65,835			108,730
Dividends and interest	26,842	7,584			34,426
Prepaid expenses	19,847	18,181			38,028
Reimbursement due from manager	—	4,555			4,555
Total assets	51,492,585	7,777,355			59,269,940

LIABILITIES:
Payable for investment securities purchased	—	641,199			641,199
Payable for fund shares redeemed	1,786,026	—			1,786,026
Payable upon return of securities loaned	267,000	—			267,000
Payable to affiliates	46,707	6,211			52,918
Payable for director/trustee fees	2,196	595			2,791
Other accrued expenses and liabilities	62,921	17,885	42,250	(C)	123,056
Total liabilities	2,164,850	665,890	42,250		2,872,990
NET ASSETS	$49,327,735	$7,111,465	$(42,250)		$56,396,950

NET ASSETS CONSIST OF:
Paid-in capital	$155,658,793	$5,974,460			$161,633,253
Accumulated net investment loss	—	—	(42,250	)(C)	(42,250)
Accumulated net realized gain (loss) on investments	(115,518,674)	538,581			(114,980,093)
Net unrealized appreciation of investments	9,187,616	598,424			9,786,040
NET ASSETS	$49,327,735	$7,111,465	$(42,250)		$56,396,950

+Including securities loaned at value	$259,400	$—			$259,400
*Cost of investments in securities	$40,763,924	$6,414,683			$47,178,607

Class A:
Net Assets	$28,505,985	$6,715,827	$(24,416	)(C)	$35,197,396
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.01			$0.01
Shares outstanding	1,930,737	552,169	411,497	(D)	2,894,403
Net asset value and redemption price per share	$14.76	$12.16			$12.16
Maximum offering price per share (A)	$15.66	$12.90			$12.90

Class B:
Net Assets	$6,229,667	$256,928	$(5,336	)(C)	$6,481,259
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.01			$0.01
Shares outstanding	434,469	21,260	80,364	(D)	536,093
Net asset value and redemption price per share(B)	$14.34	$12.09			$12.09

Class C:
Net Assets	$1,846,400	$112,354	$(1,581	)(C)	$1,957,173
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.01			$0.01
Shares outstanding	130,051	9,361	23,684	(D)	163,096
Net asset value and redemption price per share(B)	$14.20	$12.00			$12.00

Class I:
Net Assets	$12,745,683	$26,356	$(10,917	)(C)	$12,761,122
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.01			$0.01
Shares outstanding	830,500	2,161	213,333	(D)	1,045,994
Net asset value and redemption price per share	$15.35	$12.20			$12.20

(A)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(B)	Redemption price per share may be reduced for any applicable contingent deferred sales charges.
(C)	Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).
(D)	Reflects new shares issued, net of retired shares of ING Growth Fund. Calculation: Net Assets ÷ NAV per share)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended May 31, 2007

	ING Growth Fund (Disappearing Fund)	ING Opportunistic LargeCap Fund (Survivor)	Pro Forma Adjustments		ING Opportunistic LargeCap Fund Pro Forma Combined (Unaudited)
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$521,601	$64,697			$586,298
Interest	45,938	1,139			47,077
Securities lending income	1,842	—			1,842
Total investment income	569,381	65,836	—		635,217

EXPENSES:
Investment management fees	429,206	39,355			468,561
Distribution and service fees:
Class A	83,419	13,744			97,163
Class B	69,707	895			70,602
Class C	20,050	299			20,349
Transfer agent fees:
Class A	57,003	4,678			61,681
Class B	11,849	77			11,926
Class C	3,411	26			3,437
Class I	31,487	5			31,492
Administrative service fees	49,052	5,622	12,260	(A)	66,934
Shareholder reporting expense	24,011	3,439	(2,750	)(B)	24,700
Registration fees	47,938	37,379	(29,905	)(B)	55,412
Professional fees	25,398	10,217	(5,110	)(B)	30,506
Custody and accounting expense	16,250	2,373	(1,185	)(B)	17,439
Directors/Trustees fees	3,018	587	(295	)(B)	3,311
Offering Expense	—	101,926			101,926
Miscellaneous expense	8,684	3,457	(2,765	)(B)	9,376
Total expenses	880,483	224,079	(29,748)		1,074,814
Less:
Net waived and reimbursed/recouped fees	(35)	(152,890)	39,120	(B)	(113,805)
Net expenses	880,448	71,189	9,371		961,008
Net investment income (loss)	(311,067)	(5,353)	(9,371)		(325,791)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	6,804,466	717,871			7,522,337
Net change in unrealized appreciation or depreciation on investments	1,112,414	445,782			1,558,196
Net realized and unrealized gain on investments	7,916,880	1,163,653	—		9,080,533
Increase in net assets resulting from operations	$7,605,813	$1,158,300	$(9,371)		$8,754,742

* Foreign taxes withheld	$31	$2,114	$—	$2,145

(A)	Reflects adjustment in expenses due to changes in contractual rates.
(B)	Reflects adjustment in expenses due to elimination of duplicative services.

See Accompanying Notes to Financial Statements

Portfolios of Investments as of May 31, 2007.

		Pro Forma (Unaudited)						Pro Forma (Unaudited)
ING Growth Fund	ING Opportunistic LargeCap Fund	ING Opportunistic LargeCap Fund				ING Growth Fund	ING Opportunistic LargeCap Fund	ING Opportunistic LargeCap Fund
Shares						Value
COMMON STOCK: 100.9%
				Aerospace/Defense:	0.4%
—	4,100	4,100		Raytheon Co.		$—	$227,960	$227,960
						—	227,960	227,960

				Agriculture:	2.2%
17,300	—	17,300		Altria Group, Inc.***		1,230,030	—	1,230,030
						1,230,030	—	1,230,030

				Apparel:	1.5%
10,200	4,300	14,500	@	Coach, Inc.		523,872	220,848	744,720
—	1,700	1,700		Phillips-Van Heusen		—	103,904	103,904
						523,872	324,752	848,624

				Auto Parts & Equipment:	0.1%
—	400	400	@@	Magna International, Inc.		—	35,660	35,660
						—	35,660	35,660

				Banks:	1.8%
23,200	—	23,200		Bank of New York Co., Inc.***		940,992	—	940,992
—	700	700	@@	Uniao de Bancos Brasileiros SA GDR		—	78,617	78,617
						940,992	78,617	1,019,609

				Chemicals:	2.8%
—	3,700	3,700		Albemarle Corp.		—	150,368	150,368
22,590	—	22,590		Monsanto Co.***		1,391,544	—	1,391,544
—	1,500	1,500		Sigma-Aldrich Corp.		—	64,920	64,920
						1,391,544	215,288	1,606,832

				Coal:	1.7%
17,900	—	17,900		Peabody Energy Corp.***		967,316	—	967,316
						967,316	—	967,316

				Commercial Services:	3.9%
22,300	5,600	27,900	@@	Accenture Ltd.		912,962	229,264	1,142,226
—	1,400	1,400	@	Apollo Group, Inc.		—	67,158	67,158
—	1,300	1,300	@	ITT Educational Services, Inc.		—	147,147	147,147
12,700	500	13,200		McKesson Corp.		801,751	31,565	833,316
						1,714,713	475,134	2,189,847

				Computers:	6.9%
9,300	—	9,300	@	Apple, Inc.***		1,130,508	—	1,130,508
14,600	—	14,600	@	Dell, Inc.***		392,302	—	392,302
—	7,900	7,900		Electronic Data Systems Corp.		—	227,599	227,599
29,300	1,500	30,800		Hewlett-Packard Co.		1,339,303	68,565	1,407,868
17,600	—	17,600	@	Network Appliance, Inc.***		566,544	—	566,544
—	9,600	9,600	@,@@	Qimonda AG ADR		—	143,424	143,424
						3,428,657	439,588	3,868,245

				Cosmetics/Personal Care:	1.5%
22,600	—	22,600		Avon Products, Inc.***		867,614	—	867,614
						867,614	—	867,614

				Diversified Financial Services:	8.2%
25,800	—	25,800		American Express Co.***		1,676,484	—	1,676,484
38,500	—	38,500		Charles Schwab Corp.***		865,095	—	865,095
5,600	—	5,600		Goldman Sachs Group, Inc.***		1,292,592	—	1,292,592
9,100	—	9,100		Morgan Stanley***		773,864	—	773,864
						4,608,035	—	4,608,035

				Electric:	1.5%
33,100	—	33,100	@	AES Corp.***		785,463	—	785,463
—	800	800	@@	Huaneng Power International, Inc. ADR		—	33,008	33,008
						785,463	33,008	818,471

				Electronics:	1.3%
12,500	—	12,500	@	Thermo Electron Corp.***		682,500	—	682,500
—	4,100	4,100	@	Vishay Intertechnology, Inc.		—	73,062	73,062
						682,500	73,062	755,562

				Engineering & Construction: 1.8%	1.6%
11,400	—	11,400	@	McDermott International, Inc.***		889,200	—	889,200
						889,200	—	889,200

				Food:	1.7%
—	3,400	3,400		General Mills, Inc.		—	208,216	208,216
19,042	—	19,042		Kraft Foods, Inc.***		644,381	—	644,381
—	4,300	4,300	@@	Unilever NV ADR		—	128,140	128,140
						644,381	336,356	980,737

				Hand/Machine Tools:	0.2%
—	2,600	2,600		Snap-On, Inc.		—	140,582	140,582
						—	140,582	140,582

				Healthcare — Products:	5.2%
—	1,600	1,600	@@	Alcon, Inc.		—	220,896	220,896
15,600	—	15,600		Baxter International, Inc.***		886,704	130,732	1,017,436
15,600	—	15,600	@	St. Jude Medical, Inc.***		665,964	—	665,964
11,400	—	11,400	@	Zimmer Holdings, Inc.***		1,003,884	—	1,003,884
						2,556,552	351,628	2,908,180

				Healthcare — Services:	0.7%
—	700	700		Aetna, Inc.		—	37,051	37,051
—	1,000	1,000	@	Humana, Inc.		—	62,050	62,050
—	1,300	1,300		UnitedHealth Group, Inc.		—	71,201	71,201
—	1,700	1,700	@	WellCare Health Plans, Inc.		—	156,468	156,468
—	800	800	@	WellPoint, Inc.		—	65,128	65,128
						—	391,898	391,898

				Household Products/Wares:	1.4%
11,400	—	11,400		Clorox Co.***		765,396	—	765,396
						765,396	—	765,396

				Insurance:	1.6%
—	4,400	4,400	@@	Allianz SE ADR		—	97,548	97,548
—	900	900	@@	Axis Capital Holdings Ltd.		—	35,613	35,613
—	600	600		Chubb Corp.		—	32,922	32,922
—	300	300		Hartford Financial Services Group, Inc.		—	30,951	30,951
—	500	500		Metlife, Inc.		—	34,000	34,000
10,600	—	10,600		Principal Financial Group***		644,480	—	644,480
—	300	300		Prudential Financial, Inc.		—	30,606	30,606
						644,480	261,640	906,120

				Internet:	4.0%
2,700	—	2,700	@	Google, Inc.***		1,343,925	—	1,343,925
—	6,300	6,300	@	McAfee, Inc.		—	231,588	231,588
22,900	—	22,900	@	VeriSign, Inc.***		683,107	—	683,107
						2,027,032	231,588	2,258,620

				Iron/Steel:	0.2%
—	1,500	1,500		Nucor Corp.		—	101,310	101,310
						—	101,310	101,310

				Machinery — Diversified:	0.2%
—	2,600	2,600		Wabtec Corp.		—	101,816	101,816
						—	101,816	101,816

				Media:	4.4%
37,350	—	37,350	@	Comcast Corp. - Class A***		1,023,764	—	1,023,764
—	2,000	2,000		McGraw-Hill Cos., Inc.		—	140,620	140,620
27,300	—	27,300		News Corp., Inc. - Class B***		645,099	—	645,099

18,400	—	18,400		Walt Disney Co.***		652,096	—	652,096
						2,320,959	140,620	2,461,579

				Metal Fabricate/Hardware:	1.4%
6,400	—	6,400		Precision Castparts Corp.***		765,184	—	765,184
						765,184	—	765,184

				Mining:	1.2%
7,000	—	7,000		Freeport-McMoRan Copper & Gold, Inc.***		550,900	—	550,900
—	3,500	3,500	@@	Teck Cominco Ltd.		—	147,840	147,840
						550,900	147,840	698,740

				Miscellaneous Manufacturing:	6.0%
14,700	—	14,700		Cooper Industries Ltd.***		787,626	—	787,626
19,114	—	19,114		Danaher Corp.***		1,404,879	—	1,404,879
—	1,700	1,700		Eaton Corp.		—	159,358	159,358
14,600	—	14,600		Roper Industries, Inc.***		852,056	—	852,056
—	2,200	2,200		Teleflex, Inc.		—	176,660	176,660
						3,044,561	336,018	3,380,579

				Oil & Gas:	1.6%
—	400	400		Chevron Corp.		—	32,596	32,596
9,700	400	10,100		ExxonMobil Corp.		806,749	33,268	840,017
—	300	300		Marathon Oil Corp.		—	37,143	37,143
						806,749	103,007	909,756

				Oil & Gas Services:	1.4%
6,600	1,000	7,600	@	Cameron International Corp.		467,940	70,900	538,840
—	1,000	1,000		Halliburton Co.		—	35,950	35,950
—	1,900	1,900	@	National Oilwell Varco, Inc.		—	179,455	179,455
—	700	700		Tidewater, Inc.		—	46,200	46,200
						467,940	332,505	800,445

				Packaging & Containers:	1.2%
17,700	2,000	19,700	@	Pactiv Corp.		601,269	67,940	669,209
						601,269	67,940	669,209

				Pharmaceuticals:	10.3%
28,900	—	28,900		Abbott Laboratories***		1,628,515	—	1,628,515
—	700	700		AmerisourceBergen Corp.		—	35,854	35,854
—	5,500	5,500	@@	Biovail Corp.		—	133,430	133,430
8,569	—	8,569	@	Express Scripts, Inc.***		874,895	—	874,895
—	2,000	2,000	@	Forest Laboratories, Inc.		—	101,420	101,420
13,900	—	13,900	@	Gilead Sciences, Inc.***		1,150,503	—	1,150,503
—	3,500	3,500	@	ImClone Systems, Inc.		—	144,620	144,620
—	8,900	8,900	@	King Pharmaceuticals, Inc.		—	189,036	189,036
26,300	—	26,300		Merck & Co., Inc.***		1,379,435	—	1,379,435
—	3,300	3,300	@	NBTY, Inc.		—	173,349	173,349
						5,033,348	777,709	5,811,057

				Retail:	5.5%
—	1,500	1,500	@	Aeropostale, Inc.		—	69,450	69,450
—	2,100	2,100	@	Big Lots, Inc.		—	66,150	66,150
—	900	900	@	Dollar Tree Stores, Inc.		—	38,079	38,079
18,700	—	18,700	@	GameStop Corp.***		691,526	—	691,526
—	2,800	2,800	@	Kohl’s Corp.		—	210,896	210,896
18,700	—	18,700		McDonald’s Corp.***		945,285	—	945,285
13,600	600	14,200		Nordstrom, Inc.		706,248	31,158	737,406
18,500	—	18,500	@	Saks, Inc.***		370,740	—	370,740
						2,713,799	415,733	3,129,532

				Semiconductors:	3.9%
31,800	—	31,800		Altera Corp.		725,358	—	725,358
—	4,500	4,500	@	Amkor Technology, Inc.***		—	63,990	63,990
12,900	—	12,900	@	Broadcom Corp.***		394,224	—	394,224
87,400	—	87,400	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR***		953,534	—	953,534
—	3,100	3,100	@,@@	Verigy Ltd.		—	88,691	88,691
						2,073,116	152,681	2,225,797

				Software:	5.4%
24,800	—	24,800	@	Activision, Inc.***		490,792	—	490,792
—	7,900	7,900		CA, Inc.		—	209,587	209,587
—	2,600	2,600	@,@@	Cognos, Inc.		—	104,000	104,000
72,300	—	72,300		Microsoft Corp.***		2,217,441	—	2,217,441
						2,708,233	313,587	3,021,820

				Telecommunications:	8.0%
—	5,600	5,600	@	ADC Telecommunications, Inc.		—	93,800	93,800
16,300	—	16,300		AT&T, Inc.***		673,842	—	673,842
—	1,400	1,400		CenturyTel, Inc.		—	69,188	69,188
59,800	—	59,800	@	Cisco Systems, Inc.***		1,609,816	—	1,609,816
—	2,000	2,000	@,@@	Millicom International Cellular SA		—	170,160	170,160
8,100	—	8,100	@,L	NII Holdings, Inc.***		659,907	—	659,907
29,200	—	29,200		Qualcomm, Inc.***		1,254,140	—	1,254,140
						4,197,705	333,148	4,530,853

				Total Common Stock		49,951,540	6,940,675	56,892,215
				(Cost $)		40,763,924	6,346,337	47,110,261

EXCHANGE-TRADED FUNDS: 0.1%
				Exchange-Traded Funds:	0.1%
—	1,200	1,200		iShares Russell 1000 Growth		—	72,432	72,432

				Total Exchange-Traded Funds		—	72,432	72,432
				(Cost $)		—	68,346	68,346

				Total Long-Term Investments		49,951,540	7,013,107	56,964,647
				(Cost $)		40,763,924	6,414,683	47,178,607

Principal Amount						Value
SHORT-TERM INVESTMENTS: 1.9%
				Mutual Fund:	0.9%
$500,000	$20,000	$520,000	**	ING Institutional Prime Money Market Fund		$500,000	$20,000	$520,000

				Total Mutual Fund		500,000	20,000	520,000
				(Cost $)		500,000	20,000	520,000

				Repurchase Agreement:	0.5%
—	124,000	124,000		Deutsche Bank Repurchase
				Agreement dated 05/31/07,
				5.300%, due 06/01/07,
				$124,018 to be received upon
				repurchase (Collateralized by
				$127,000 Federal National
				Mortgage Association, 3.860%,
				Market Value plus accrued
				interest $126,999, due 02/22/08)		—	124,000	124,000

176,000	—	176,000		Goldman Sachs Repurchase
				Agreement dated 05/31/07, 5.290%,
				due 06/01/07, $176,026 to be received
				upon repurchase (Collateralized by
				$142,000 U.S. Treasury Bond, 7.625%,
				Market Value plus accrued interest
				$180,677, due 11/15/22)***		176,000	—	176,000

				Total Repurchase Agreement		176,000	124,000	300,000
				(Cost $)		176,000	124,000	300,000

				Securities Lending Collateralcc:	0.5%
267,000	—	267,000		The Bank of New York Institutional Cash Reserves Fund		267,000	—	267,000

				Total Securities Lending Collateral		267,000	—	267,000
				(Cost $)		267,000	—	267,000

	Total Short-Term Investments		943,000	144,000	1,087,000
	(Cost $)		943,000	144,000	1,087,000

	Total Investments in Securities	102.9%	50,894,540	7,157,107	58,051,647
	(Cost $)*		41,706,924	6,558,683	48,265,607
	Other Assets and Liabilities - Net	(2.9)	(1,566,805)	(45,642)	(1,612,447)
	Net Assets		49,327,735	7,111,465	56,439,200

	Pro Forma Adjustments	(0.1)			(42,250)

	Net Assets after Pro Forma Adjustments	100.0%	49,327,735	7,111,465	56,396,950

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at May 31, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is	$41,794,744	$6,558,744	$48,353,488
***	If the Reorganization is approved the Portfolio Security is expected to be sold shortly after the Reorganization.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,399,004	$635,649	$9,972,987
	Gross Unrealized Depreciation	(237,541)	(37,286)	(274,827)
	Net Unrealized Appreciation	$9,161,463	$598,363	$9,698,160

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Directors/Trustees (“Boards”) of ING Growth Fund (“Growth”) and ING Opportunistic LargeCap Fund (“Opportunistic LargeCap”), approved an Agreement and Plan of Reorganization dated July 24, 2007, respectively (the “Plan”) whereby, subject to approval by the shareholders of Growth,  Opportunistic LargeCap will acquire all of the assets of Growth, subject to the liabilities of such fund, in exchange for Opportunistic LargeCap issuing shares of such fund to shareholders of Growth in a number equal in value to nets assets of Growth (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Growth Fund remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at May 31, 2007.  The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of Growth and Opportunistic LargeCap at May 31, 2007.  The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended May 31, 2007.  These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Growth and Opportunistic LargeCap under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Opportunistic LargeCap for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Fund.  Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Growth issued in connection with the proposed acquisition of Growth by Opportunistic LargeCap as of May 31, 2007.   The number of additional shares issued was calculated by dividing the net assets of each Class of Growth by the respective Class net asset value per share of Opportunistic LargeCap.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Fund shares as if the merger had taken place on May 31, 2007.  Growth’s expenses were adjusted assuming Opportunistic LargeCap’s fee structure was in effect for the twelve months ended May 31, 2007, excluding offering costs.

Note 5 – Merger Costs:

ING Investments, LLC, or an affiliate and Growth will share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by Growth are estimated at approximately $42,250. These costs represent one half of the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Merger.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

PORTFOLIO MANAGER’S REPORT FOR ING OPPORTUNISTIC LARGECAP FUND

Set forth below is an excerpt from ING Opportunistic LargeCap Fund’s Annual Report, dated May 31, 2007.

*              *              *              *

In our semi-annual report, we described resilient stock markets in the face of a sudden loss of risk appetite and record oil prices. In the second half of our fiscal year, a number of shocks and corrections also struck. But again, by the time it was over, markets had mostly taken the upsets in stride. Global equities in the form of the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), gained 12.1% for the six months ended May 31, 2007 and a handsome 23.3% for the year ended May 31, 2007. In currencies, the U.S. dollar’s early strides were ultimately retraced on expectations that that European interest rates were on the way up while those in the U.S. were not. This sent the euro to a new all time closing high against the U.S. dollar on April 18, 2007 and the pound to its highest level in over 25 years. The yen, however, was buffeted by the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended May 31, 2007, the dollar fell 1.6% against the euro, 0.7% against the pound but gained 5.1% on the yen.

U.S. markets entered the second half of our fiscal year against a backdrop of a stable federal funds rate since June 2006 and a slowing economy dragged by a slumping housing market. By the end of December 2006, this was showing some signs of bottoming out, with unexpectedly good new and existing housing sales figures reported in the last few days of 2006, along with rebounding consumer confidence. Early reports in 2007 sustained this view and estimated fourth quarter 2006 gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures had only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in April 2007 were 62% higher than one year earlier. Any respite in new home sales was attributed to price discounts and incentives. Existing home prices were reported as falling in the first quarter of 2007 year over year for the first time since 1991. Homebuilder confidence was eroding fast. The effect on GDP was clear. Growth in the latest quarter was reported at below 1%, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was more serious than at first thought and its effect more pervasive, the chance of it tripping the economy into recession was remote. Other measures of activity held up rather well. The consumer was still spending. Unemployment remained light at 4.5%. Purchasing managers’ indices for both manufacturing and service industries surprised on the upside. A rebound seemed not far away.

U.S. fixed income markets saw a pronounced steepening of the yield curve during the second half of our fiscal year. Short Treasury yields fell and longer yields rose particularly in the last few months, surely reflecting the confidence-shaking events of February 2007, as well as the Federal Open Market Committee’s (“FOMC”) somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern.

U.S. equities, represented by the Standard & Poor’s 500, Composite Stock Price Index(2) (“S&P 500, Index”) including dividends, stood up well to sub- prime mortgage lending issues and rose 10.3% for the second six months ended May 31, 2007 and finally on May 30, 2007 breaching its record set in March 2000. This was despite a 3.5% fall in reaction to events in China. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the index. But, the average earnings growth rate that was emerging as our year ended was more than double what had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity.

Internationally, the MSCI Japan, Index rose 11.35% for the six months ended May 31, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. For the year ended May 31, 2007, the MSCI Japan, Index returned 15.56%. Europe ex UK, Index surged 17.2% in the second half on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, benign inflation just below 2% and continuing merger and acquisition activity. This was despite two interest rate increases, higher German value-added tax (“VAT”) and a strong euro. For the year ended May 31, 2007, the MSCI Europe ex UK, Index returned 31.0%. In the UK, a housing boom and robust service sector raised year over year GDP growth to 3.0% or close to it. The Bank of England raised rates twice to 5.5%, the highest in six years. But non-financial companies were making record profits. By the end of the fiscal year, retail sales were buoyant and consumer confidence was high. Again encouraged by mergers and acquisitions, the MSCI UK, Index responded with an 11.6% advance for the six months ended May 31, 2007 and for the year ended May 31, 2007 returned 20.2%.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(3)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(4)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(5)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *              *

ING Opportunistic LargeCap Fund (the “Fund”) seeks capital appreciation. The Fund is managed by Omar Aguilar, Ph.D., Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended May 31, 2007, the Fund’s Class A shares, excluding sales charges, provided a total return of 22.11% compared to the Russell 1000, Growth Index, which returned 20.37%, for the same period.

Portfolio Specifics: The Russell 1000® Growth Index gained 20.37% for the year ended May 31, 2007 driven by higher-than expected corporate profit growth. For the same period, the Fund’s Class A shares, excluding sales charges, provided a total return of 22.11%.

Valuation and earnings quality factors benefited returns while market recognition detracted from performance. Specific valuation factors that were strong included forward price to earnings and price to cash flow. In quality, capital expenditure normalized by rate of returns worked well. Market recognition factors that did not work well during the year were long-term momentum and analyst estimate revisions.

Overweight allocation to financials and materials benefited the Fund. These gains were partially offset by underweights in information technology and utilities.

Stock selection was the main driver of performance during the period particularly in consumer discretionary, energy, and information technology. Top individual contributors were WellCare Health Plans, Inc., BMC Software and Guess?, Inc. In contrast, underweight positions in Microsoft Corp. and Apple, Inc. acted as a drag on performance.

Current Strategy and Outlook: Our research builds structured portfolios of stocks with fundamental characteristics that we believe will translate into a performance advantage over the benchmark. Our analysis positions the Fund to capitalize on what we believe are high quality companies with superior business momentum, growing earnings and attractive valuations.

At the end of the twelve-month period, the Fund was overweight consumer discretionary and materials and underweight industrials and information technology.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Average Annual Total returns for the Periods Ended May 31, 2007

		Since Inception		Since Inception		Since Inception		Since Inception
		of Class A		of Class B		of Class C		of Class I
	1 Year	December 28, 2005		April 5, 2006		April 27, 2006		December 20, 2006

Including Sales Charge:
Class A(1)	15.11%	10.55%		—		—		—
Class B(2)	16.35%	—		8.66%		—		—
Class C(3)	19.89%	—		—		14.06%		—
Class I	—	—		—		—		11.01%

Excluding Sales Charge:
Class A	22.11%	15.25%		—		—		—
Class B	21.35%	—		12.08%		—		—
Class C	20.89%	—		—		14.06%		—
Class I	—	—		—		—		11.01%
Russell 1000(*) Growth Index(4)	20.37%	13.55	%(5)	13.68	%(6)	14.95	%(7)	9.76	%(8)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Opportunistic LargeCap Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4% for the 1 year and since inception returns, respectively.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4) The Russell 1000, Growth Index is an index that measures the performance of those Russell 1000, Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) Since inception performance for index is shown from January 1, 2006.

(6) Since inception performance for index is shown from April 1, 2006.

(7) Since inception performance for index is shown from May 1, 2006.

(8) Since inception performance for index is shown from January 1, 2007.

FUNDS	3 EASY WAYS TO VOTE YOUR PROXY
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-line directions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON OCTOBER 30, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING GROWTH FUND

The undersigned hereby appoint(s)  Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on October 30, 2007 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This proxy ballot must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING Growth Fund and ING Opportunistic LargeCap Fund, providing for the reorganization of ING Growth Fund with and into ING Opportunistic LargeCap Fund.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a)          Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii) the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Trustee or Officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)          The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d)          Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to

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final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)          Amended and Restated Declaration of Trust for ING Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(2)          By-Laws dated June 12, 1998 – Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(a)          Amendment to By-Laws, dated July 26, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(3)          Not Applicable.

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(4)          Form of Agreement and Plan of Reorganization between ING Equity Trust, on behalf of its ING Opportunistic LargeCap Fund series, and ING Series Fund, Inc., on behalf of its ING Growth Fund series – Previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Equity Trust as filed on July 30, 2007, File No. 333-144966, and incorporated herein by reference.

(5)          Not Applicable.

(6)

(A)        Second Amended and Restated Investment Management Agreement, as amended and restated February 1, 2005, between ING Investments, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(i)           First Amendment, effective December 15, 2006 to the Second Amended and Restated Investment Management Agreement, dated February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(ii)          Amended Schedule A, dated March 29, 2007, with respect to the Second Amended and Restated Investment Management Agreement - Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(B)         Investment Management Agreement dated May 9, 2001, with Pilgrim Equity Trust and ING Pilgrim Investments (ING Principal Protection Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           First Amendment dated September 2, 2004, to Investment Management Agreement between ING Equity Trust and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(ii)          Second Amendment dated December 15, 2006 to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC, dated May 9, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iii)         Amended and Restated Schedule A, dated October 12, 2006 with respect to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Principal Protection Fund II – ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

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(C)         Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (LargeCap Growth, Convertible and Equity and Bond Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)          First Amendment, effective as of September 2, 2004, to the Investment Management Agreement – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(ii)         Schedule A, dated August 2004, with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust –   Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(iii)        Second Amendment, effective December 15, 2006, to the Investment Management Agreement, dated September 23, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(D)         Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)          First Amendment, effective September 2, 2004, to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(ii)         Schedule A with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) –  Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(iii)        Second Amendment, effective December 15, 2006, to the Investment Management Agreement, dated September 23, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(E)          Sub-Advisory Agreement, dated May 9, 2001, between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Funds) – Filed as an

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Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           First Amendment to the Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)          Second Amendment, effective September 1, 2003, to the Sub-Advisory Agreement, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)         Third Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated May 9, 2001 between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iv)        Amended and Restated Schedule A, dated October 12, 2006 with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (successor to Aeltus Investment Management, Inc.) (ING Index Plus LargeCap Equity Fund and ING Principal Protection Fund II through ING Principal Protection Fund XII) - Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(F)          Sub-Advisory Agreement, dated January 30, 2002, between ING Pilgrim  Investments, LLC and Brandes Investment Partners, L.P. (ING LargeCap Value, ING MidCap Value and ING SmallCap Value Funds) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)           First Amendment to Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)          Second Amendment to Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

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(iii)         Amended Schedule A, dated February 1, 2004 with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(iv)        Amended Schedule B, dated February 1, 2004 with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(v)         Third Amendment, effective December 15, 2006, to the Sub-Advisory Agreement dated January 30, 2002, between ING Investments, LLC and Brandes Investment Partners, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(G)         Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           First Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)          Second Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)         Third Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iv)        Amended Schedule A, dated May 22, 2007 with respect to the Sub-Advisory Agreement, dated September 23, 2002 between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

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(H)         Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, LP, effective July 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)          Second Amendment to Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, LP, effective September 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(iii)         Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. (formerly, Clarion CRA Securities, L.P.) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(iv)        Third Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated September 23, 2002 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(I)           Sub-Advisory Agreement, dated June 2, 2003, between ING Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           First Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)          Schedule A with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(J)          Sub-Advisory Agreement between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC, dated April 3, 2006 – Filed as an Exhibit to Post-Effective Amendment

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No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(i)           First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated April 3, 2006 between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(K)         Sub-Advisory Agreement between ING Investments, LLC and NWQ Investments Management Company, LLC, dated July 28, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein be reference.

(i)           Schedule A, effective April 3, 2006, with respect to the Sub-Advisory Agreement between ING Investments, LLC and NWQ Investments Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)          First Amendment effective December 15, 2006 to the Sub-Advisory Agreement dated July 28, 2005 between ING Investments, LLC and NWQ Investments Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(L)          Sub-Advisory Agreement dated March 29, 2007 between ING Investments, LLC and Kayne Anderson Investment Management, LLC (ING SmallCap Value Choice Fund – third sleeve) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(i)           Schedule A dated March 29, 2007 with respect to the Sub-Advisory Agreement between ING Investments, LLC and Kayne Anderson Rudnick Investment Management, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(M)        Amended and Restated Expense Limitation Agreement, amended and restated on February 1, 2005, between ING Investments, LLC, ING Equity Trust and Clarion CRA Securities, L.P. (ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(N)         Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Equity Trust, and ING Investments, LLC. (ING Principal Protection Funds) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

8

(i)           Schedule A with respect to the Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Investments, LLC and ING Equity Trust (ING Principal Protection Funds III -XIV) - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(ii)          Voluntary Fee Waiver dated May 1, 2004, with respect to ING Principal Protection Fund VII – Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(iii)         Termination letter dated September 21, 2006, with respect to ING Principal Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(O)         Amended and Restated, on February 1, 2005, Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC – Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(i)           Amended Schedule A, effective December 28, 2005, to the Amended and Restated Expense Limitation Agreement – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)          Fee Waiver Letter, dated January 1, 2007 for ING MidCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(iii)         Fee Waiver Letter, dated January 1, 2007, for ING Disciplined LargeCap Fund and ING SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(7)          Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust (ING Convertible Fund, ING Equity and Bond Fund, ING Financial Services Fund, ING Large Company Value Fund, ING LargeCap Growth Fund and ING Tax-Efficient Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended Schedule A, dated August 2004, with respect to the Underwriting Agreement between ING Equity Trust and ING Funds Distributor, LLC - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

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(ii)          Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(8)           Not Applicable.

(9)

(A)        Custodian Service and Monitoring Agreement, dated April 30, 2003, between ING Equity Trust, MBIA Insurance Corporation and Bank of New York (ING Principal Protection Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended Schedule A, executed October 27, 2004, to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company (ING Principal Protection Fund through ING Principal Protection Funds XIV) – Filed as an Exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on December 1, 2004 and incorporated herein by reference.

(ii)          Amendment, executed as of September 30, 2003, to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and State Street Bank and Trust Company – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(B)         Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(i)           Amended Exhibit A, dated June 19, 2006, with respect to the Custody Agreement between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(C)         Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended Exhibit A, dated June 19, 2006, with respect to the Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

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(D)         Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(i)           Amended Exhibit A, dated June 19, 2006, with respect to the Securities Lending Agreement and Guaranty –Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(E)         The Bank of New York Cash Reserve Agreement dated March 31, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended Exhibit A, dated June 19, 2006, with respect to The Bank of New York Cash Reserve Agreement – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(10)

(A)        Fourth Amended and Restated Distribution and Service Plan (Classes A, B, C, Q and T Shares) dated August 20, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended Schedule A with respect to Fourth Amended and Restated Service and Distribution Plan for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(ii)          Amended Schedule B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust - Filed as an Exhibit to Post- Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(iii)         Fee Waiver Letter, dated January 1, 2007, for ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund, and ING SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(B)         Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds – Filed as an Exhibit to Post-Effective Amendment No. 46 to the

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Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)           Fee Waiver Letter, dated January 1, 2006, for ING Convertible Fund and ING Equity and Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(C)         Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Financial Services Fund – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(D)         Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Convertible, ING Equity and Income, and ING LargeCap Growth Funds– Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(E)         Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(F)         Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Financial Services Fund – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(G)         Shareholder Service Plan dated August 20, 2002 with regard to Class Q   shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(H)         Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Financial Services Fund – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(I)          Shareholder Service Plan dated June 3, 2004 with regard to ING Financial Services and ING Real Estate Funds Class O shares – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

(J)          Service and Distribution Plan dated August 20, 2002 with regard to ING Financial Services Fund Class A shares – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

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(i)          Waiver of Fee Payable, dated October 1, 2005, under Distribution Plan for Class A Shares of ING Financial Services Fund– Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(K)         Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated June 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1-A filed on June 14, 2004 and incorporated herein by reference.

(i)          Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(ii)         Amended Schedule B with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(11)                          Opinion and Consent of Counsel – Previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Equity Trust as filed on July 30, 2007, File No. 333-144966, and incorporated herein by reference.

(12)                          Opinion and Consent of Counsel Supporting Tax Matters and Consequences – to be filed by subsequent post-effective amendment.

(13)

(A)         Agency Agreement dated November 30, 2000 between ING Pilgrim Investments, LLC and DST Systems, inc. (Principal Protection Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended and Restated Exhibit A, dated June 19, 2006, with respect to the Agency Agreement between The Funds and DST Systems, Inc. –  Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(B)         Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC (ING Principal Protection Fund I through XIV), effective February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(i)           Amended Schedule A, dated September 3, 2004, with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on

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Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(C)         Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended Exhibit A, dated June 19, 2006, with respect to the Fund Accounting Agreement between ING Equity Trust and The Bank of New York –Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(D)         Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           First Amendment to the Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ii)          Second Amendment to the Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iii)         Third Amendment to the Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(iv)        Fourth Amendment to the Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(v)         Fifth Amendment to the Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim

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Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vi)        Sixth Amendment to the Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(vii)       Seventh Amendment to the Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(viii)      Eighth Amendment to the Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(ix)         Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(x)          Tenth Amendment to the Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(xi)         ING Principal Protection Fund X Waiver of Financial Guaranty Agreement Terms dated January 11, 2005 between MBIA Insurance Corporation, ING Investment Management Co., and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(xii)        Eleventh Amendment, dated January 31, 2005, to the Financial Guaranty Agreement between MBIA Insurance Corporation, ING Investments, LLC, ING Equity Trust and ING Investment Management, Co – Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s

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Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

(E)         Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amendment, effective November 10, 2004, to the Administration Agreement between ING Funds Services, LLC and ING Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(ii)          Amended Schedule A, dated December 28, 2005, with respect to the Administration Agreement between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(F)         Restated Administrative Services Agreement effective February 25, 2004 between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(i)           Amended Schedule A, dated November 2006 with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(G)         Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)           Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(H)         Shareholder Services Agreement made on September 1, 2004 between ING Equity Trust and ING Direct Securities, Inc. (Class O Shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

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(14)                          Consent of independent auditors – Previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Equity Trust as filed on July 30, 2007, File No. 333-144966, and incorporated herein by reference.

(15)                          Not Applicable.

(16)                          Powers of Attorney – Previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Equity Trust as filed on July 30, 2007, File No. 333-144966, and incorporated herein by reference.

(17)                          Not Applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 4th day of September, 2007.

ING EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	Trustee	September 4, 2007
John G. Turner*

President and Chief
	Executive Officer	September 4, 2007
Shaun P. Mathews*

Senior Vice President Chief/Principal Financial
Officer and Assistant
	Secretary	September 4, 2007
Todd Modic*

	Trustee	September 4, 2007
John V. Boyer*

	Trustee	September 4, 2007
Patricia W. Chadwick*

	Trustee	September 4, 2007
J. Michael Earley*

	Trustee	September 4, 2007
R. Barbara Gitenstein*

	Trustee	September 4, 2007
Patrick W. Kenny *

	Trustee	September 4, 2007
Sheryl K. Pressler*

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	Trustee	September 4, 2007
David W.C. Putnam*

	Trustee	September 4, 2007
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**   Executed pursuant to powers of attorney previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Equity Trust as filed on July 30, 2007, File No. 333-144966, and incorporated herein by reference.

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EXHIBIT INDEX

None

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